WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
WARRANTS [Abstract]
Warrants Issued
		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	One year from May 11, 2012	$4,470,000
Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	Three years from commercial launch	2,723,000
Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	Three years from commercial launch	3,346,000
Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	One year from commercial launch	2,148,000
Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	One year from commercial launch	2,202,000
Total		280,000,000				$14,889,000

Fair Value of Warrants, Assumptions Used
	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-

Schedule of Warrant Activities
Number of
underlying
shares

Underlying shares outstanding at January 1, 2012	80,000,000
Issued	280,000,000

Underlying shares outstanding at December 31, 2012	360,000,000
Exercised	(200,000,000)

Underlying shares outstanding at December 31, 2013	160,000,000
Exercised	(40,000,000)
Forfeited	(40,000,000)

Underlying shares outstanding at December 31, 2014	80,000,000